Other current assets and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current assets and other current liabilities
Summary of other current assets

	As of	As of
	December 31,	December 31,
	2022	2023
Other financial assets
Reserves at CBR*	63	—
Option received from associate (Note 6)	470	—
Restricted cash accounts and payments	2,015	474
Less: Allowance for ECL	(1,404)	(474)
Total other financial assets	1,144	—
Other non-financial assets
Prepaid expenses	191	105
Tax receivables	288	153
Costs of obtaining a contract	455	—
Other	117	132
Total other current assets	2,195	390

* Banks are currently required to place mandatory reserves with the CBR to be held in non-interest bearing accounts. Such mandatory reserves are established by the CBR for liabilities in RUR and in foreign currency according to its monetary policy. The amount is excluded from cash and cash equivalents for the purposes of the consolidated statement of cash flows and does not have a repayment date.

Schedule of analysis of the changes in the ECL allowances for other assets

	2022	2023
	Stage 3	Stage 3
ECL allowance as of January 1,	—	(1,404)
Changes because of financial instruments (originated or acquired)/ derecognized during the reporting period	(1,404)	558
Translation reserve	—	(226)
Amounts written off	—	598
ECL allowance as of December 31,	(1,404)	(474)

Summary of other current liabilities

	As of	As of
	December 31,	December 31,
	2022	2023
Contract liability related to guarantees issued	1,157	—
Deferred income	131	108
Tax payable	913	46
Other	67	—
Total other current liabilities	2,268	154